Note 4 - Land, Buildings, and Equipment (Details Textual) - USD ($)	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014
Building and Equipment [Member]
Depreciation, Depletion and Amortization	$ 1,254,541	$ 1,323,276
Depreciation, Depletion and Amortization	$ 1,254,541	$ 1,323,276